UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   July 25, 2006

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total: $127,452

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2200     2400 SH       SOLE                     2400
AFC Enterprises                COM              00104Q107     3050   239200 SH       SOLE                   239200
Abbott Labs                    COM              002824100      327     7500 SH       SOLE                     7500
AllianceBernstein              COM              01881G106     1187    19422 SH       SOLE                    19422
Altria Group Inc               COM              718154107      237     3226 SH       SOLE                     3226
Amer Standard Co               COM              029712106     5291   122290 SH       SOLE                   122290
American Express               COM              025816109     3973    74657 SH       SOLE                    74657
American Intl Group            COM              026874107     1146    19414 SH       SOLE                    19414
Anheuser Busch                 COM              035229103     5908   129600 SH       SOLE                   129600
Annaly Mtg Mgmt                COM              035710409     3188   248850 SH       SOLE                   248850
BP PLC ADR                     COM              055622104     1479    21251 SH       SOLE                    21251
Bank of America                COM              060505104     1518    31563 SH       SOLE                    31563
Berkshire Hathaway             COM              084670207     5173     1700 SH       SOLE                     1700
Buckeye Ptnrs LP               COM              118230101      444    10550 SH       SOLE                    10550
Calamos Asset Mgmt             COM              12811R104     7085   244395 SH       SOLE                   244395
Cendant Corp                   COM              151313103      897    55050 SH       SOLE                    55050
ChevronTexaco                  COM              166764100     1169    18839 SH       SOLE                    18839
Cisco Systems Inc              COM              17275R102     1271    65073 SH       SOLE                    65073
Citigroup                      COM              172967101     3269    67744 SH       SOLE                    67744
Coca Cola                      COM              191216100      596    13850 SH       SOLE                    13850
Colgate-Palmolive              COM              194162103      605    10100 SH       SOLE                    10100
Comcast A Spcl                 COM              20030N200     2777    84715 SH       SOLE                    84715
ConocoPhillips                 COM              20825C104     3119    47596 SH       SOLE                    47596
Dell Inc                       COM              247025109     2395    97931 SH       SOLE                    97931
Exxon Mobil Corp               COM              30231G102     5952    97020 SH       SOLE                    97020
First Data Corp                COM              319963104      405     9000 SH       SOLE                     9000
GATX Corporation               COM              361448103      767    18050 SH       SOLE                    18050
General Electric               COM              369604103     2933    88995 SH       SOLE                    88995
Group 1 Automotive             COM              398905109      301     5340 SH       SOLE                     5340
Home Depot Inc                 COM              437076102     2710    75726 SH       SOLE                    75726
Intel                          COM              458140100     1981   104249 SH       SOLE                   104249
Ishares Jpn Idx Fd             COM              464286848     3985   292150 SH       SOLE                   292150
Johnson & Johnson              COM              478160104     4067    67873 SH       SOLE                    67873
Kinder Morgan Mgmt             COM              49455U100      806    18746 SH       SOLE                    18746
Legg Mason Inc                 COM              524901105     4684    47065 SH       SOLE                    47065
Magellan Prtnrs LP             COM              559080106      241     7100 SH       SOLE                     7100
Microsoft Corp                 COM              594918104     4115   176622 SH       SOLE                   176622
Mohawk Industries              COM              608190104      499     7100 SH       SOLE                     7100
Moodys Corp                    COM              615369105     3607    66235 SH       SOLE                    66235
Optimal Group Inc              COM              68388R208     2268   167900 SH       SOLE                   167900
Pepsico                        COM              713448108     4235    70530 SH       SOLE                    70530
Pfizer                         COM              717081103     2537   108104 SH       SOLE                   108104
Procter & Gamble Co            COM              742718109     3782    68029 SH       SOLE                    68029
Qualcomm Inc                   COM              747525103      945    23575 SH       SOLE                    23575
Royal Dutch Shell ADR          COM              780259206     1081    16135 SH       SOLE                    16135
Sysco Corp                     COM              871829107      280     9150 SH       SOLE                     9150
T Rowe Price Grp               COM              74144T108      635    16800 SH       SOLE                    16800
Tyco Intl Ltd New              COM              902124106     3873   140850 SH       SOLE                   140850
Valero Energy                  COM              91913Y100     5868    88212 SH       SOLE                    88212
Walmart                        COM              931142103     5339   110843 SH       SOLE                   110843
Washington Mutual              COM              939322103      761    16700 SH       SOLE                    16700
Weingarten Realty              COM              948741103      487    12725 SH       SOLE                    12725